Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary Of Trade And Other Receivables Detailed Information

	2023 € '000s	2022 € '000s
Processor receivables	49,227	46,734
Trade receivables	41,369	28,966
Other receivables	10,239	3,095
Prepayments	53,780	38,005
	154,615	116,800